AST EMERGING MARKETS EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Long-Term Investments — 95.8%
Common Stocks — 88.7%
Argentina — 0.7%
Banco Macro SA, ADR	5,084	$86,326
Cresud SACIF y A, ADR*(a)	6,886	23,963
Grupo Financiero Galicia SA, ADR	19,127	134,845
Loma Negra Cia Industrial Argentina SA, ADR*	12,377	43,938
MercadoLibre, Inc.*(a)	1,268	619,520
Pampa Energia SA*	43,686	19,746
Pampa Energia SA, ADR*	9,319	105,305
Telecom Argentina SA, ADR	3,656	33,708
YPF SA, ADR(a)	34,673	144,587
		1,211,938
Bahrain — 0.6%
Ahli United Bank BSC	1,154,752	789,031
Al Salam Bank-Bahrain BSC	759,107	139,921
GFH Financial Group BSC	718,503	105,212
Ithmaar Holding BSC*	4,745,026	155,388
		1,189,552
Botswana — 0.7%
Absa Bank Botswana Ltd.	364,571	168,833
Botswana Insurance Holdings Ltd.	123,564	182,072
Choppies Enterprises Ltd.*^	534,631	5
First National Bank of Botswana Ltd.	716,433	165,872
Letshego Holdings Ltd.	1,667,377	119,257
Sechaba Breweries Holdings Ltd.	355,683	662,652
Standard Chartered Bank Botswana Ltd.	91,217	12,782
Turnstar Holdings Ltd.	202,180	47,656
		1,359,129
Brazil — 3.8%
Adecoagro SA*	18,500	71,965
Ambev SA, ADR(a)	131,200	301,760
B3 SA - Brasil Bolsa Balcao	29,549	202,619
Banco do Brasil SA	11,375	60,749
BR Malls Participacoes SA	159,284	302,867
CCR SA	73,463	168,243
Cia Brasileira de Distribuicao	10,495	131,569
Cia de Saneamento Basico do Estado de Sao Paulo, ADR	22,700	167,526
Cia Energetica de Minas Gerais, ADR	83,296	141,603
Cia Paranaense de Energia, ADR	8,100	84,321
Cielo SA	104,755	90,520
Cogna Educacao	131,700	103,918
Cosan SA	5,200	53,800
Cyrela Brazil Realty SA Empreendimentos e Participacoes	28,400	79,197
EDP - Energias do Brasil SA	39,400	123,217
Embraer SA, ADR*	13,100	96,940
Engie Brasil Energia SA	13,575	102,934
Equatorial Energia SA	35,600	119,555
Even Construtora e Incorporadora SA*	22,300	26,823
Hapvida Participacoes e Investimentos SA, 144A	13,800	112,793
Hypera SA	39,300	218,506
	Shares	Value
Common Stocks (continued)
Brazil (cont’d.)
Iguatemi Empresa de Shopping Centers SA	27,200	$164,317
Itau Unibanco Holding SA, ADR	55,010	246,995
Klabin SA, UTS	18,200	56,813
Localiza Rent a Car SA	33,956	171,672
Lojas Renner SA	34,020	220,052
MRV Engenharia e Participacoes SA	45,600	105,836
Multiplan Empreendimentos Imobiliarios SA	43,700	162,736
Natura & Co. Holding SA	27,700	138,551
Notre Dame Intermedica Participacoes SA	39,500	339,499
Odontoprev SA	23,500	64,674
Pagseguro Digital Ltd. (Class A Stock)*	17,400	336,342
Qualicorp Consultoria e Corretora de Seguros SA	19,246	88,598
Raia Drogasil SA	9,500	185,206
Rumo SA*	42,457	160,804
StoneCo Ltd. (Class A Stock)*(a)	10,800	235,116
Suzano SA	16,445	113,524
TIM Participacoes SA	125,333	303,196
TOTVS SA	18,300	163,767
Ultrapar Participacoes SA	49,300	119,642
Vale SA	46,800	389,092
Vale SA, ADR	37,392	309,980
WEG SA	33,418	215,193
YDUQS Part	14,800	63,802
		7,116,832
Bulgaria — 0.2%
CB First Investment Bank AD*	110,001	109,705
Chimimport AD	90,916	49,707
Industrial Holding Bulgaria PLC*	72,512	30,642
MonBat AD	29,979	69,181
Sopharma AD/Sofia	121,967	195,919
		455,154
Chile — 2.6%
Aguas Andinas SA (Class A Stock)	286,858	84,459
Almendral SA*	678,323	24,172
Banco de Chile	3,920,034	316,479
Banco de Credito e Inversiones SA	3,767	127,635
Banco Santander Chile	6,667,715	257,080
CAP SA	10,300	44,177
Cencosud SA	301,938	314,006
Cencosud Shopping SA*	116,900	188,482
Cia Cervecerias Unidas SA, ADR	9,650	129,117
Cia Sud Americana de Vapores SA*	2,431,573	48,353
Colbun SA	772,001	83,884
Embotelladora Andina SA (Class B Stock), ADR	7,974	98,319
Empresa Nacional de Telecomunicaciones SA*	39,021	165,038
Empresas CMPC SA	105,645	225,756
Empresas CopEC SA	100,137	573,293
Enel Americas SA	3,475,458	424,738
Enel Chile SA	2,146,733	145,473
Latam Airlines Group SA, ADR(a)	77,458	205,264
A1

AST EMERGING MARKETS EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Chile (cont’d.)
Parque Arauco SA	221,952	$311,184
Plaza SA	63,846	81,309
Ripley Corp. SA	236,426	53,741
SACI Falabella	219,985	484,743
Sociedad Matriz SAAM SA	2,097,103	120,059
Sociedad Quimica y Minera de Chile SA, ADR	13,900	313,445
SONDA SA	110,534	58,033
Vina Concha y Toro SA	52,950	66,814
		4,945,053
China — 10.2%
AAC Technologies Holdings, Inc.	20,000	102,361
Aisino Corp. (Class A Stock)	22,400	60,017
Alibaba Group Holding Ltd., ADR*	4,300	836,264
Aluminum Corp. of China Ltd. (Class H Stock)*	480,000	94,495
Anhui Conch Cement Co. Ltd. (Class H Stock)	43,711	302,883
AviChina Industry & Technology Co. Ltd. (Class H Stock)	172,000	66,129
Baidu, Inc., ADR*	1,715	172,855
Bank of Beijing Co. Ltd. (Class A Stock)	59,956	40,771
Bank of Communications Co. Ltd. (Class H Stock)	173,800	106,113
Bank of Ningbo Co. Ltd. (Class A Stock)	30,200	98,114
BBMG Corp. (Class H Stock)	424,000	105,196
Beijing Capital International Airport Co. Ltd. (Class H Stock)	146,000	92,725
Beijing Enterprises Holdings Ltd.	41,500	152,080
Beijing Enterprises Water Group Ltd.*	268,000	104,476
Beijing Orient Landscape & Environment Co. Ltd. (Class A Stock)	76,500	57,124
Beijing Originwater Technology Co. Ltd. (Class A Stock)	72,800	94,442
BOE Technology Group Co. Ltd. (Class A Stock)	173,800	90,225
BYD Co. Ltd. (Class H Stock)	21,500	114,040
CGN Power Co. Ltd. (Class H Stock), 144A	737,000	168,262
China CITIC Bank Corp. Ltd. (Class H Stock)	179,000	88,328
China Coal Energy Co. Ltd. (Class H Stock)	437,000	120,837
China Communications Construction Co. Ltd. (Class H Stock)	229,000	158,747
China Communications Services Corp. Ltd. (Class H Stock)	152,000	110,021
China Construction Bank Corp. (Class H Stock)	294,670	239,501
China Evergrande Group	67,000	110,547
China Fortune Land Development Co. Ltd. (Class A Stock)	17,000	49,895
China Gas Holdings Ltd.	82,501	287,829
China Longyuan Power Group Corp. Ltd. (Class H Stock)	283,000	155,485
	Shares	Value
Common Stocks (continued)
China (cont’d.)
China Medical System Holdings Ltd.	100,000	$107,227
China Mengniu Dairy Co. Ltd.*	35,000	120,660
China Merchants Bank Co. Ltd. (Class H Stock)	23,769	107,057
China Merchants Port Holdings Co. Ltd.	114,000	129,627
China Merchants Shekou Industrial Zone Holdings Co. Ltd. (Class A Stock)	38,200	88,868
China Minsheng Banking Corp. Ltd. (Class H Stock)	113,160	84,096
China Mobile Ltd.	20,000	149,668
China Molybdenum Co. Ltd. (Class H Stock)	342,000	94,985
China National Building Material Co. Ltd. (Class H Stock)	99,715	108,714
China Oilfield Services Ltd. (Class H Stock)	138,000	106,713
China Overseas Land & Investment Ltd.	58,720	181,630
China Overseas Property Holdings Ltd.	420,240	392,241
China Petroleum & Chemical Corp. (Class H Stock)	877,402	432,940
China Power International Development Ltd.	478,000	88,314
China Railway Group Ltd. (Class H Stock)	201,000	106,637
China Resources Gas Group Ltd.	40,853	204,724
China Resources Land Ltd.	90,444	372,182
China Shenhua Energy Co. Ltd. (Class H Stock)	129,000	245,538
China State Construction Engineering Corp. Ltd. (Class A Stock)	100,240	74,710
China Telecom Corp. Ltd. (Class H Stock)	358,000	108,732
China Unicom Hong Kong Ltd.	186,052	107,530
China United Network Communications Ltd. (Class A Stock)	113,700	83,124
China Vanke Co. Ltd. (Class H Stock)	32,300	106,032
China Yangtze Power Co. Ltd. (Class A Stock)	50,200	122,460
China Zhongwang Holdings Ltd.	418,000	109,670
CITIC Guoan Information Industry Co. Ltd. (Class A Stock)*	132,800	58,121
CITIC Ltd.	99,000	103,679
CNOOC Ltd.	561,000	598,559
COSCO SHIPPING Development Co. Ltd. (Class H Stock)	683,000	71,045
COSCO SHIPPING Energy Transportation Co. Ltd. (Class H Stock)	194,000	104,048
Country Garden Holdings Co. Ltd.	230,831	278,223
CSPC Pharmaceutical Group Ltd.	100,000	199,310
Daqin Railway Co. Ltd. (Class A Stock)	62,400	59,550
Dong-E-E-Jiao Co. Ltd. (Class A Stock)	10,600	38,256
Dongfeng Motor Group Co. Ltd. (Class H Stock)	158,000	103,725

A2

AST EMERGING MARKETS EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
China (cont’d.)
East Money Information Co. Ltd. (Class A Stock)	43,504	$98,230
Ganfeng Lithium Co. Ltd. (Class A Stock)	14,700	82,937
GD Power Development Co. Ltd. (Class A Stock)	149,300	42,593
Gemdale Corp. (Class A Stock)	42,300	83,917
Golden Eagle Retail Group Ltd.	242,000	236,830
Guangdong Investment Ltd.	127,530	245,478
Guanghui Energy Co. Ltd. (Class A Stock)	105,700	38,431
Guangzhou Automobile Group Co. Ltd. (Class H Stock)	105,072	104,599
Haier Smart Home Co. Ltd. (Class A Stock)	46,500	94,515
Hangzhou Hikvision Digital Technology Co. Ltd. (Class A Stock)	21,200	82,598
Hengan International Group Co. Ltd.	20,500	153,044
Huaneng Power International, Inc. (Class H Stock)	324,000	121,075
Hundsun Technologies Inc (Class A Stock)	13,650	168,307
Iflytek Co. Ltd. (Class A Stock)	16,800	81,545
Industrial & Commercial Bank of China Ltd. (Class H Stock)	390,000	266,951
Industrial Bank Co. Ltd. (Class A Stock)	40,600	91,111
Inner Mongolia BaoTou Steel Union Co. Ltd. (Class A Stock)	217,140	35,019
Inner Mongolia Yili Industrial Group Co. Ltd. (Class A Stock)	15,500	65,386
Jiangsu Expressway Co. Ltd. (Class H Stock)	106,000	117,929
Jiangsu Hengrui Medicine Co. Ltd. (Class A Stock)	11,664	151,314
Jiangxi Copper Co. Ltd. (Class H Stock)	112,000	103,161
Jilin Aodong Pharmaceutical Group Co. Ltd. (Class A Stock)	24,700	54,824
Kangde Xin Composite Material Group Co. Ltd. (Class A Stock)*^	29,069	—
Kingboard Holdings Ltd.	70,500	163,701
Kweichow Moutai Co. Ltd. (Class A Stock)	1,400	219,689
Lee & Man Paper Manufacturing Ltd.	168,000	100,759
Lenovo Group Ltd.	214,000	114,241
Lepu Medical Technology Beijing Co. Ltd. (Class A Stock)	14,700	75,263
Li Ning Co. Ltd.	42,979	124,260
Luye Pharma Group Ltd., 144A	378,000	183,326
Luzhou Laojiao Co. Ltd. (Class A Stock)	8,900	92,295
NetEase, Inc., ADR	400	128,384
New Oriental Education & Technology Group, Inc., ADR*	950	102,828
Ourpalm Co. Ltd. (Class A Stock)*	78,600	57,333
Perfect World Co. Ltd. (Class A Stock)	18,200	121,057
PetroChina Co. Ltd. (Class H Stock)	941,880	344,835
Ping An Bank Co. Ltd. (Class A Stock)	55,300	99,587
	Shares	Value
Common Stocks (continued)
China (cont’d.)
Ping An Insurance Group Co. of China Ltd. (Class H Stock)	27,500	$269,436
Poly Developments & Holdings Group Co. Ltd. (Class A Stock)	62,200	130,491
Real Gold Mining Ltd.*^	209,000	—
RiseSun Real Estate Development Co. Ltd. (Class A Stock)	48,400	52,709
Sanan Optoelectronics Co. Ltd. (Class A Stock)	37,700	101,148
SDIC Power Holdings Co. Ltd. (Class A Stock)	65,400	73,004
Semiconductor Manufacturing International Corp.*	102,782	160,411
Shandong Gold Mining Co. Ltd. (Class A Stock)	21,700	103,815
Shandong Weigao Group Medical Polymer Co. Ltd. (Class H Stock)	84,000	105,491
Shanghai Electric Group Co. Ltd. (Class H Stock)	382,000	100,320
Shanghai Fosun Pharmaceutical Group Co. Ltd. (Class H Stock)	36,500	119,476
Shanghai Industrial Holdings Ltd.	85,000	128,231
Shanghai Pharmaceuticals Holding Co. Ltd. (Class H Stock)	152,300	258,036
Shanghai Pudong Development Bank Co. Ltd. (Class A Stock)	64,350	91,968
Shenzhen Inovance Technology Co. Ltd. (Class A Stock)	21,300	77,238
Shimao Property Holdings Ltd.	42,000	146,897
Sinopec Shanghai Petrochemical Co. Ltd. (Class H Stock)	370,000	91,278
Sinopharm Group Co. Ltd. (Class H Stock)	133,200	298,952
Sunny Optical Technology Group Co. Ltd.	16,815	223,997
Tencent Holdings Ltd.	18,590	914,803
Tianqi Lithium Corp. (Class A Stock)	15,697	40,588
Trip.com Group Ltd., ADR*	3,800	89,110
Tsingtao Brewery Co. Ltd. (Class H Stock)	26,000	131,807
Want Want China Holdings Ltd.	152,400	110,419
Weichai Power Co. Ltd. (Class H Stock)	66,000	105,610
Wens Foodstuffs Group Co. Ltd. (Class A Stock)	26,100	118,344
Wuliangye Yibin Co. Ltd. (Class A Stock)	8,700	141,331
Xiaomi Corp. (Class B Stock), 144A*	223,124	298,811
Yonghui Superstores Co. Ltd. (Class A Stock)	94,800	137,058
Zhaojin Mining Industry Co. Ltd. (Class H Stock)	103,000	103,499
Zhejiang Expressway Co. Ltd. (Class H Stock)	148,000	102,844
Zijin Mining Group Co. Ltd. (Class H Stock)	442,320	165,507
		19,068,338

A3

AST EMERGING MARKETS EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Colombia — 1.4%
Bancolombia SA	27,285	$168,466
Bancolombia SA, ADR	14,800	369,408
Celsia SA ESP	63,220	63,033
Cementos Argos SA	165,327	161,176
Corp Financiera Colombiana SA*	12,268	77,015
Ecopetrol SA, ADR(a)	54,900	522,099
Grupo Argos SA	96,206	324,002
Grupo de Inversiones Suramericana SA	25,000	137,494
Grupo Energia Bogota SA ESP	271,100	148,164
Grupo Nutresa SA	74,196	351,435
Interconexion Electrica SA ESP	54,941	226,148
		2,548,440
Croatia — 0.5%
Atlantic Grupa dd	743	120,111
Ericsson Nikola Tesla dd	657	106,398
Hrvatski Telekom dd	8,876	208,519
Ledo dd*^	122	—
Podravka Prehrambena Ind DD	2,128	113,760
Valamar Riviera DD	79,406	276,079
Zagrebacka Banka dd	13,166	92,090
		916,957
Czech Republic — 0.7%
CEZ A/S	29,825	489,580
Komercni banka A/S	14,500	274,826
Moneta Money Bank A/S, 144A	88,200	181,773
O2 Czech Republic A/S	18,856	171,336
Philip Morris CR A/S	259	139,089
		1,256,604
Egypt — 0.1%
Commercial International Bank Egypt SAE, GDR	53,076	191,113
Estonia — 0.4%
AS Tallinna Vesi (Class A Stock)	22,005	282,446
Tallink Grupp A/S	301,217	211,144
Tallinna Kaubamaja Grupp A/S	22,203	204,607
		698,197
Ghana — 0.8%
CAL Bank Ltd.	1,302,943	195,553
FAN Milk Ltd.*^	47,251	33,621
Ghana Commercial Bank Ltd.	1,190,800	937,203
Standard Chartered Bank Ghana Ltd.	91,000	301,439
Unilever Ghana Ltd.^	13,100	32,017
		1,499,833
Greece — 1.3%
Aegean Airlines SA	12,691	58,136
Alpha Bank AE*	125,593	95,928
Athens Water Supply & Sewage Co. SA	8,162	58,749
Eurobank Ergasias Services and Holdings SA*	420,777	181,056
FF Group*	6,443	31,571
	Shares	Value
Common Stocks (continued)
Greece (cont’d.)
GEK Terna Holding Real Estate Construction SA*	18,366	$103,687
Hellenic Petroleum SA	18,424	107,708
Hellenic Telecommunications Organization SA	28,605	345,597
JUMBO SA	13,610	184,466
LAMDA Development SA*	19,486	123,487
Motor Oil Hellas Corinth Refineries SA	21,605	268,424
Mytilineos SA	27,412	182,753
National Bank of Greece SA*	64,111	86,580
OPAP SA	24,151	184,193
Public Power Corp. SA*	49,159	123,993
Sarantis SA	12,266	94,304
Terna Energy SA*	16,865	135,157
		2,365,789
Hong Kong — 0.2%
Sino Biopharmaceutical Ltd.	144,000	188,904
WH Group Ltd., 144A	136,000	127,088
		315,992
Hungary — 0.7%
Magyar Telekom Telecommunications PLC	70,855	79,195
MOL Hungarian Oil & Gas PLC	57,584	335,679
OTP Bank Nyrt	17,460	505,760
Richter Gedeon Nyrt	18,670	352,967
		1,273,601
India — 5.6%
ABB India Ltd.	4,500	55,623
ABB Power Products & Systems India Ltd.*	900	8,919
Adani Ports & Special Economic Zone Ltd.	42,715	141,718
Ambuja Cements Ltd.	26,842	55,098
Apollo Hospitals Enterprise Ltd.	5,400	81,334
Asian Paints Ltd.	15,623	343,802
Bajaj Finance Ltd.	1,900	55,642
Bharti Airtel Ltd.*	106,548	620,224
Bharti Infratel Ltd.	38,353	81,104
Britannia Industries Ltd.	2,706	96,242
CESC Ltd.	6,084	32,928
Cipla Ltd.	16,750	93,282
Coal India Ltd.	21,294	39,440
Container Corp. Of India Ltd.	21,770	95,195
Dabur India Ltd.	14,938	88,678
Divi’s Laboratories Ltd.	3,319	86,985
DLF Ltd.	95,610	173,060
Dr. Reddy’s Laboratories Ltd.	5,325	218,572
Eicher Motors Ltd.	305	52,889
GAIL India Ltd.	80,015	80,925
Godrej Properties Ltd.*	14,688	116,685
Havells India Ltd.	52,690	334,216
HCL Technologies Ltd.	22,980	132,422
HDFC Bank Ltd.	18,360	208,477
Hemisphere Properties India Ltd.*^	10,702	23,596

A4

AST EMERGING MARKETS EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
India (cont’d.)
Hero MotoCorp Ltd.	2,695	$56,912
Hindustan Unilever Ltd.	15,087	458,051
Housing Development Finance Corp. Ltd.	21,674	465,789
ICICI Bank Ltd., ADR	7,350	62,475
Indian Oil Corp. Ltd.	73,996	79,488
Indraprastha Gas Ltd.	107,163	547,904
Info Edge India Ltd.	7,668	204,985
Infosys Ltd.	53,975	452,194
InterGlobe Aviation Ltd., 144A	5,171	72,433
ITC Ltd.	85,068	192,528
Jindal Steel & Power Ltd.*	54,935	59,119
JSW Steel Ltd.	39,200	75,548
Kotak Mahindra Bank Ltd.	3,993	68,461
Larsen & Toubro Ltd., GDR	13,989	149,810
Lupin Ltd.	19,841	154,559
Mahindra & Mahindra Ltd., GDR	12,509	48,068
Marico Ltd.	17,450	63,231
Maruti Suzuki India Ltd.	3,695	209,264
Motherson Sumi Systems Ltd.	69,474	55,656
Nestle India Ltd.	800	172,472
NHPC Ltd.	226,173	59,586
NTPC Ltd.	147,131	163,258
Page Industries Ltd.	300	67,082
Pidilite Industries Ltd.	8,288	147,945
Piramal Enterprises Ltd.	7,513	92,742
Power Grid Corp. of India Ltd.	98,392	206,520
Rajesh Exports Ltd.	8,600	62,246
Reliance Industries Ltd.	58,232	860,283
Siemens Ltd.	10,958	161,007
State Bank of India*	21,736	56,561
Sun Pharmaceutical Industries Ltd.	71,385	331,802
Tata Consultancy Services Ltd.	13,752	331,882
Tata Power Co. Ltd. (The)	119,885	52,028
Tata Steel Ltd.	17,882	63,715
Titan Co. Ltd.	32,041	394,607
UltraTech Cement Ltd.	4,794	205,182
Vedanta Ltd.	80,962	70,203
Wipro Ltd.	38,630	100,427
Zee Entertainment Enterprises Ltd.	38,545	62,962
		10,456,041
Indonesia — 3.0%
Adaro Energy Tbk PT	4,420,300	266,317
AKR Corporindo Tbk PT	1,092,100	131,956
Astra International Tbk PT	2,587,900	617,504
Bank Central Asia Tbk PT	447,400	756,003
Bank Mandiri Persero Tbk PT	798,200	228,879
Bank Negara Indonesia Persero Tbk PT	514,500	120,556
Bank Rakyat Indonesia Persero Tbk PT	2,264,400	419,250
Bumi Serpong Damai Tbk PT*	1,358,400	55,880
Charoen Pokphand Indonesia Tbk PT	391,000	118,800
Ciputra Development Tbk PT	4,510,300	123,087
Gudang Garam Tbk PT	19,100	48,083
Hanson International Tbk PT*^	17,067,900	25,895
Indocement Tunggal Prakarsa Tbk PT	323,800	246,902
	Shares	Value
Common Stocks (continued)
Indonesia (cont’d.)
Indofood CBP Sukses Makmur Tbk PT	118,900	$74,484
Indofood Sukses Makmur Tbk PT	389,200	151,238
Jasa Marga Persero Tbk PT	786,400	122,679
Kalbe Farma Tbk PT	3,627,800	266,215
Matahari Department Store Tbk PT	452,200	36,924
Mitra Keluarga Karyasehat Tbk PT	685,400	90,411
Perusahaan Gas Negara Tbk PT	2,451,700	117,317
PP Properti Tbk PT	1,366,200	4,194
Semen Indonesia Persero Tbk PT	568,600	260,378
Sentul City Tbk PT*	5,577,000	17,081
Telekomunikasi Indonesia Persero Tbk PT	3,346,300	643,793
Unilever Indonesia Tbk PT	601,000	267,755
United Tractors Tbk PT	243,500	251,655
Vale Indonesia Tbk PT*	1,106,500	145,936
		5,609,172
Jordan — 0.7%
Al-Eqbal Investment Co. PLC*^	7,962	153,554
Arab Bank PLC	70,002	465,034
Arab Potash (The)^	9,623	235,228
Bank of Jordan	21,412	61,307
Capital Bank of Jordan^	51,133	67,036
Jordan Ahli Bank^	78,671	93,371
Jordan Petroleum Refinery Co.	24,974	101,446
Jordanian Electric Power Co.	26,596	42,389
		1,219,365
Kazakhstan — 0.5%
Halyk Savings Bank of Kazakhstan JSC, GDR	19,021	174,587
KAZ Minerals PLC	64,506	279,343
KCell JSC, GDR	80,990	484,014
		937,944
Kenya — 0.7%
ABSA Bank Kenya PLC	857,300	82,659
Bamburi Cement Co. Ltd.	87,300	39,956
British American Tobacco Kenya Ltd.	24,700	84,868
East African Breweries Ltd.	120,700	171,801
Equity Group Holdings PLC	651,800	211,377
KCB Group Ltd.	529,800	177,099
Kenya Power & Lighting Ltd.*	2,113,705	35,915
Nation Media Group PLC	91,400	21,305
Safaricom PLC	1,670,400	420,947
Standard Chartered Bank Kenya Ltd.	17,431	29,565
		1,275,492
Kuwait — 1.4%
Agility Public Warehousing Co. KSC	173,096	315,561
Boubyan Bank KSCP	56,397	92,039
Boubyan Petrochemicals Co. KSCP	48,497	70,586
Burgan Bank SAK	77,586	50,684
Gulf Bank KSCP	142,227	94,715
Humansoft Holding Co. KSC	10,103	76,411
Kuwait Finance House KSCP	184,972	373,797
Mabanee Co. SAK	106,706	215,836

A5

AST EMERGING MARKETS EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Kuwait (cont’d.)
Mobile Telecommunications Co. KSC	285,772	$469,397
National Bank of Kuwait SAKP	306,591	706,156
National Industries Group Holding SAK	140,216	68,136
		2,533,318
Latvia — 0.4%
Grindeks A/S	52,160	817,028
Lithuania — 0.4%
Apranga PVA	78,286	110,517
Klaipedos Nafta AB	430,704	148,374
Pieno Zvaigzdes	90,873	81,153
Rokiskio Suris	137,657	343,168
		683,212
Malaysia — 2.8%
Axiata Group Bhd	215,225	162,097
CIMB Group Holdings Bhd	145,000	119,842
Dialog Group Bhd	469,120	328,519
DiGi.Com Bhd	162,600	164,034
Gamuda Bhd	218,100	141,533
Genting Bhd	278,700	240,408
Genting Malaysia Bhd	418,500	192,916
Globetronics Technology Bhd	213,033	79,117
HAP Seng Consolidated Bhd	50,500	89,083
Hartalega Holdings Bhd	106,300	168,394
IGB Real Estate Investment Trust	247,500	91,058
IHH Healthcare Bhd	182,300	217,072
Inari Amertron Bhd	673,500	190,444
IOI Corp. Bhd	148,846	137,174
KLCCP Stapled Group	90,200	162,757
Kuala Lumpur Kepong Bhd	28,900	138,349
Magnum Bhd	177,450	77,944
Malayan Banking Bhd	109,450	188,239
Malaysia Airports Holdings Bhd	71,500	71,023
Maxis Bhd	124,900	153,866
MISC Bhd	102,700	176,264
My EG Services Bhd	406,050	89,248
Petronas Chemicals Group Bhd	275,500	319,064
Petronas Dagangan Bhd	32,500	158,492
Petronas Gas Bhd	42,200	150,132
PPB Group Bhd	35,940	135,725
Press Metal Aluminium Holdings Bhd	177,840	135,669
Public Bank Bhd	50,937	186,774
QL Resources Bhd	47,450	81,065
Scientex Bhd	40,500	70,516
Sime Darby Property Bhd	593,700	74,048
Sunway Bhd	392,598	140,431
Tenaga Nasional Bhd	117,700	325,745
Top Glove Corp. Bhd	63,400	94,522
		5,251,564
Mauritius — 0.5%
CIEL Ltd.	623,353	66,977
Grit Real Estate Income Group Ltd.	72,461	52,697
Lighthouse Capital Ltd.	168,837	57,543
Lux Island Resorts Ltd.	28,927	17,105
MCB Group Ltd.	53,938	289,528
	Shares	Value
Common Stocks (continued)
Mauritius (cont’d.)
New Mauritius Hotels Ltd.	418,691	$62,820
Omnicane Ltd.*	75,913	30,355
Phoenix Beverages Ltd.	7,385	105,279
Rogers & Co. Ltd.	142,338	84,334
SBM Holdings Ltd.	1,133,579	135,621
Semaris Ltd.*	278,991	9,264
		911,523
Mexico — 5.7%
Alfa SAB de CV (Class A Stock)	223,800	59,812
Alsea SAB de CV*	205,900	130,627
America Movil SAB de CV (Class L Stock), ADR(a)	95,400	1,123,812
Arca Continental SAB de CV	37,899	152,970
Cemex SAB de CV, ADR	297,088	629,827
Coca-Cola Femsa SAB de CV, UTS	44,100	176,567
Concentradora Fibra Danhos SA de CV, REIT	229,900	188,010
Corp Inmobiliaria Vesta SAB de CV	137,400	158,932
El Puerto de Liverpool SAB de CV (Class C1 Stock)	68,260	147,066
Empresas ICA SAB de CV*^(a)	265,500	1
Fibra Uno Administracion SA de CV, REIT	776,700	609,639
Fomento Economico Mexicano SAB de CV, ADR	13,340	807,203
Genomma Lab Internacional SAB de CV (Class B Stock)*	261,600	209,523
Gentera SAB de CV	340,100	131,467
Gruma SAB de CV (Class B Stock)	14,560	111,993
Grupo Aeroportuario del Pacifico SAB de CV (Class B Stock)	88,606	479,064
Grupo Aeroportuario del Sureste SAB de CV (Class B Stock)	29,465	277,739
Grupo Bimbo SAB de CV (Class A Stock)	122,500	179,651
Grupo Elektra SAB DE CV	6,959	401,890
Grupo Financiero Banorte SAB de CV (Class O Stock)	266,800	731,036
Grupo Financiero Inbursa SAB de CV (Class O Stock)	315,389	226,014
Grupo Mexico SAB de CV (Class B Stock)	380,493	705,570
Grupo Televisa SAB, ADR	50,000	290,000
Grupo Televisa SAB, UTS	27,500	32,007
Impulsora del Desarrollo y el Empleo en America Latina SAB de CV*	232,200	380,075
Industrias Penoles SAB de CV	19,700	132,388
Infraestructura Energetica Nova SAB de CV	121,900	374,140
Kimberly-Clark de Mexico SAB de CV (Class A Stock)	72,700	110,509
Macquarie Mexico Real Estate Management SA de CV, 144A, REIT	142,100	118,244
Orbia Advance Corp. SAB de CV	105,573	116,421
PLA Administradora Industrial S de RL de CV, REIT	186,700	207,536

A6

AST EMERGING MARKETS EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Mexico (cont’d.)
Promotora y Operadora de Infraestructura SAB de CV	32,055	$215,078
Wal-Mart de Mexico SAB de CV	435,300	1,025,563
		10,640,374
Morocco — 0.6%
Attijariwafa Bank	6,500	238,838
Banque Centrale Populaire	7,283	155,343
Ciments du Maroc	563	72,919
Cosumar	7,663	132,493
Label Vie	371	102,623
LafargeHolcim Maroc SA	643	83,295
Maroc Telecom	21,726	271,742
Societe d’Exploitation des Ports	5,793	88,632
		1,145,885
Nigeria — 0.4%
Afriland Properties PLC*^	383,641	—
Dangote Cement PLC	714,313	242,922
Guaranty Trust Bank PLC	2,847,554	132,129
Guinness Nigeria PLC	549,122	36,329
MTN Nigeria Communications PLC	582,543	137,428
Nestle Nigeria PLC	50,651	101,620
Nigerian Breweries PLC	62,315	4,188
SEPLAT Petroleum Development Co. PLC, 144A	83,612	59,196
Zenith Bank PLC	2,034,019	62,457
		776,269
Oman — 0.5%
Bank Muscat SAOG	307,923	256,394
Bank Nizwa SAOG*	455,621	106,218
Oman Cement Co. SAOG	118,404	66,601
Oman Flour Mills Co. SAOG	31,172	44,250
Oman Telecommunications Co. SAOG	119,664	183,427
Ooredoo	57,461	58,931
Renaissance Services SAOG	76,622	81,354
Sembcorp Salalah Power & Water Co.	267,051	94,352
Sohar International Bank SAOG	477,947	101,352
		992,879
Pakistan — 0.6%
Engro Corp. Ltd.	102,457	164,139
Habib Bank Ltd.	168,200	101,579
Hub Power Co. Ltd. (The)*	247,493	95,620
Lucky Cement Ltd.	71,950	152,495
MCB Bank Ltd.	158,047	136,462
Millat Tractors Ltd.	8,767	26,740
Oil & Gas Development Co. Ltd.	207,100	90,881
Pakistan Petroleum Ltd.	379,180	154,242
Searle Co. Ltd. (The)	51,655	45,591
SUI Northern Gas Pipeline	228,700	50,797
United Bank Ltd.	116,300	70,143
		1,088,689
	Shares	Value
Common Stocks (continued)
Panama — 0.3%
Banco Latinoamericano de Comercio Exterior SA (Class E Stock)	22,889	$235,985
Copa Holdings SA (Class A Stock)	5,506	249,367
		485,352
Peru — 1.5%
Cia de Minas Buenaventura SAA, ADR(a)	74,363	542,106
Credicorp Ltd.	9,421	1,347,863
Ferreycorp SAA	258,543	94,918
Southern Copper Corp.	26,774	753,956
		2,738,843
Philippines — 2.4%
Aboitiz Power Corp.	202,600	104,851
Alliance Global Group, Inc.*	435,100	59,549
Altus San Nicolas Corp.*^	3,193	326
Ayala Corp.	14,210	129,736
Ayala Land, Inc.	292,900	173,004
Bank of the Philippine Islands	99,176	120,206
BDO Unibank, Inc.	254,689	515,936
Bloomberry Resorts Corp.	1,144,300	134,169
Cosco Capital, Inc.	795,000	74,361
D&L Industries, Inc.	529,100	51,546
Eagle Cement Corp.	340,000	49,415
First Gen Corp.	315,600	102,041
Globe Telecom, Inc.	4,085	154,948
International Container Terminal Services, Inc.	52,380	76,396
JG Summit Holdings, Inc.	118,700	121,373
Jollibee Foods Corp.	53,330	111,428
Manila Electric Co.	42,250	186,583
Metropolitan Bank & Trust Co.	83,180	65,286
Pilipinas Shell Petroleum Corp.	140,570	52,294
PLDT, Inc.	10,990	242,406
Puregold Price Club, Inc.	195,500	139,726
SM Investments Corp.	45,918	733,106
SM Prime Holdings, Inc.	1,064,450	589,929
Universal Robina Corp.	236,970	482,190
		4,470,805
Poland — 2.4%
Asseco Poland SA	19,114	267,705
Bank Handlowy w Warszawie SA	4,800	48,829
Bank Millennium SA*	61,700	47,861
Bank Polska Kasa Opieki SA	13,562	183,465
Budimex SA	5,978	227,725
CD Projekt SA	5,179	360,368
Ciech SA*	8,108	52,885
Cyfrowy Polsat SA	27,521	158,601
Dino Polska SA, 144A*	10,700	417,681
Energa SA*	63,910	106,679
EPP NV	153,600	52,884
Eurocash SA	24,607	100,702
Grupa Lotos SA	7,193	90,009
Jastrzebska Spolka Weglowa SA	13,821	41,257
KGHM Polska Miedz SA*	29,692	425,578

A7

AST EMERGING MARKETS EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Poland (cont’d.)
LPP SA	300	$378,354
Orange Polska SA*	64,934	92,607
PGE Polska Grupa Energetyczna SA*	217,200	200,301
Polski Koncern Naftowy ORLEN SA	24,080	323,335
Polskie Gornictwo Naftowe i Gazownictwo SA	188,010	155,671
Powszechna Kasa Oszczednosci Bank Polski SA	57,510	312,746
Powszechny Zaklad Ubezpieczen SA	38,839	292,755
Santander Bank Polska SA	3,378	141,328
Tauron Polska Energia SA*	286,519	77,280
		4,556,606
Qatar — 1.1%
Aamal Co.	376,020	62,168
Al Meera Consumer Goods Co. QSC	14,970	59,347
Barwa Real Estate Co.	182,100	149,106
Industries Qatar QSC	121,680	222,087
Masraf Al Rayan QSC	119,957	120,242
Medicare Group	29,280	47,424
Ooredoo QPSC	76,420	122,859
Qatar Electricity & Water Co. QSC	45,160	168,838
Qatar Gas Transport Co. Ltd.	455,000	260,205
Qatar International Islamic Bank QSC	43,520	86,528
Qatar Islamic Bank SAQ	37,597	147,969
Qatar National Bank QPSC	108,969	504,513
United Development Co. QSC	245,177	66,619
		2,017,905
Romania — 0.8%
Banca Transilvania SA	911,471	378,054
BRD-Groupe Societe Generale SA	54,228	145,469
Digi Communications NV, 144A	11,210	75,353
NEPI Rockcastle PLC	90,650	377,750
OMV Petrom SA	3,254,495	215,466
Societatea Energetica Electrica SA	57,852	123,323
Societatea Nationala de Gaze Naturale ROMGAZ SA	26,213	167,231
Societatea Nationala Nuclearelectrica SA	24,700	77,918
Societatea Nationala Nuclearelectrica SA	24,700	10
		1,560,574
Russia — 5.3%
Aeroflot PJSC	141,340	122,859
Alrosa PJSC	240,000	190,802
Evraz PLC	34,200	97,418
Gazprom PJSC, ADR	238,459	1,097,551
Inter RAO UES PJSC	5,356,048	329,202
LSR Group PJSC, GDR	29,929	42,008
LUKOIL PJSC, ADR	16,272	966,180
M.Video PJSC	16,260	80,333
Magnit PJSC	8,156	331,116
Mail.Ru Group Ltd., GDR*	11,112	180,674
MMC Norilsk Nickel PJSC, ADR	31,714	783,404
Mobile TeleSystems PJSC	89,853	337,445
	Shares	Value
Common Stocks (continued)
Russia (cont’d.)
Moscow Exchange MICEX-RTS PJSC	182,960	$222,268
Mosenergo PJSC	4,030,000	94,241
Novatek PJSC	41,910	481,955
Novolipetsk Steel PJSC, GDR	7,666	121,183
Polymetal International PLC	10,935	187,354
Polyus PJSC	1,480	200,132
QIWI PLC, ADR	22,600	242,046
Rosneft Oil Co. PJSC, GDR	44,248	179,606
RusHydro PJSC	17,922,964	136,366
Sberbank of Russia PJSC, ADR	136,604	1,282,496
Sistema PJSFC	553,450	91,770
Surgutneftegas PJSC, ADR	40,906	172,031
Tatneft PJSC, ADR	11,722	489,724
VEON Ltd., ADR	131,600	198,716
X5 Retail Group NV, GDR	13,900	371,985
Yandex NV (Class A Stock)*	27,100	922,755
		9,953,620
Saudi Arabia — 2.9%
Abdullah Al Othaim Markets Co.	5,406	133,280
Al Hammadi Co. for Development and Investment*	15,700	78,660
Al Rajhi Bank	15,975	227,986
Almarai Co. JSC	21,987	274,725
Arriyadh Development Co.	40,374	144,877
Dar Al Arkan Real Estate Development Co.*	103,928	226,589
Emaar Economic City*	77,186	139,834
Etihad Etisalat Co.*	23,741	136,622
Fawaz Abdulaziz Al Hokair & Co.*	17,033	79,238
Jarir Marketing Co.	8,366	284,323
Mouwasat Medical Services Co.	14,733	326,537
National Commercial Bank	23,881	220,064
National Gas & Industrialization Co.	5,000	39,175
National Industrialization Co.*	26,014	63,601
Rabigh Refining & Petrochemical Co.*	15,023	42,424
Riyad REIT Fund	29,400	61,763
Samba Financial Group	17,134	91,462
Saudi Airlines Catering Co.	8,643	173,266
Saudi Arabian Fertilizer Co.	4,304	70,835
Saudi Arabian Oil Co., 144A	67,200	539,343
Saudi Basic Industries Corp.	18,826	350,425
Saudi Cement Co.	4,700	61,110
Saudi Electricity Co.	117,395	494,266
Saudi Ground Services Co.	26,779	163,475
Saudi Industrial Services Co.	18,600	85,223
Saudi Telecom Co.	20,260	470,993
Savola Group (The)*	20,206	191,598
Seera Group Holding*	29,326	108,032
United International Transportation Co.	9,776	70,959
Yanbu National Petrochemical Co.	3,800	41,995
		5,392,680
Singapore — 0.0%
Silverlake Axis Ltd.	423,500	72,704
Slovenia — 0.6%
Cinkarna Celje dd	578	82,890

A8

AST EMERGING MARKETS EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Slovenia (cont’d.)
Krka dd Novo mesto	6,435	$456,591
Luka Koper	2,369	42,132
Petrol DD Ljubljana	601	188,065
Pozavarovalnica Sava dd	3,133	48,082
Telekom Slovenije DD	2,051	96,378
Zavarovalnica Triglav DD	5,577	158,329
		1,072,467
South Africa — 5.2%
Absa Group Ltd.	15,262	63,525
AECI Ltd.	13,700	56,303
Anglo American Platinum Ltd.	2,654	111,758
AngloGold Ashanti Ltd., ADR	20,400	339,252
Aspen Pharmacare Holdings Ltd.*	68,220	356,116
AVI Ltd.	27,200	106,215
Barloworld Ltd.	61,481	221,088
Bid Corp. Ltd.	22,261	263,342
Bidvest Group Ltd. (The)	93,903	763,371
Clicks Group Ltd.	30,500	436,991
DataTec Ltd.	70,813	109,770
Discovery Ltd.	14,745	64,151
Exxaro Resources Ltd.	65,100	357,893
FirstRand Ltd.	228,535	513,438
Fortress REIT Ltd. (Class A Stock)(a)	132,252	74,477
Fortress REIT Ltd. (Class B Stock)(a)	265,414	24,944
Foschini Group Ltd. (The)	8,338	31,469
Gold Fields Ltd.	44,434	219,751
Growthpoint Properties Ltd., REIT(a)	444,848	319,376
Harmony Gold Mining Co. Ltd.*	22,908	49,865
Hyprop Investments Ltd., REIT	41,347	43,783
Impala Platinum Holdings Ltd.	43,922	185,131
Investec Ltd.	15,300	28,882
Liberty Holdings Ltd.	12,500	46,127
Life Healthcare Group Holdings Ltd.	247,644	255,508
Motus Holdings Ltd.*	15,200	22,832
Mr. Price Group Ltd.	10,518	66,728
MTN Group Ltd.	135,438	363,654
MultiChoice Group*	76,938	367,169
Murray & Roberts Holdings Ltd.	248,925	77,524
Naspers Ltd. (Class N Stock)	8,127	1,154,624
Netcare Ltd.	182,320	151,412
Ninety One Ltd.*	7,650	14,692
Northam Platinum Ltd.*	20,200	77,788
Redefine Properties Ltd., REIT	2,628,681	347,364
Remgro Ltd.	19,141	131,131
Resilient REIT Ltd.(a)	31,935	57,198
Reunert Ltd.	24,152	58,160
RMB Holdings Ltd.	24,619	67,637
Sanlam Ltd.	54,752	155,589
Shoprite Holdings Ltd.	26,118	182,708
Sibanye Stillwater Ltd.*	123,279	155,603
SPAR Group Ltd. (The)	14,500	147,364
Standard Bank Group Ltd.	35,930	201,359
Telkom SA SOC Ltd.	55,943	63,687
Tiger Brands Ltd.	13,691	140,768
Vodacom Group Ltd.	82,093	534,740
Vukile Property Fund Ltd.	94,200	37,181
	Shares	Value
Common Stocks (continued)
South Africa (cont’d.)
Wilson Bayly Holmes-Ovcon Ltd.	18,343	$82,455
		9,701,893
South Korea — 5.9%
Amorepacific Corp.	1,409	193,218
AMOREPACIFIC Group	1,208	54,594
Celltrion Healthcare Co. Ltd.*	3,150	230,170
Celltrion, Inc.*	2,311	431,202
CJ CheilJedang Corp.	296	52,374
Coway Co. Ltd.	1,366	64,744
DB Insurance Co. Ltd.	2,410	68,455
E-MART, Inc.	877	76,282
GS Engineering & Construction Corp.	4,781	79,240
GS Holdings Corp.	4,860	146,046
Hana Financial Group, Inc.	9,081	171,064
Hanmi Pharm Co. Ltd.	402	85,937
Hanwha Aerospace Co. Ltd.*	3,179	53,317
Hanwha Solutions Corp.	8,589	93,488
Hotel Shilla Co. Ltd.	1,650	94,695
Hugel, Inc.*	617	169,752
Hyundai Heavy Industries Holdings Co. Ltd.	844	135,765
Hyundai Mobis Co. Ltd.	1,981	274,135
Hyundai Motor Co.	4,691	339,438
Kakao Corp.	1,809	228,825
Kangwon Land, Inc.	3,138	50,632
KB Financial Group, Inc.	10,581	297,451
Kia Motors Corp.	5,892	125,032
Korea Electric Power Corp.*	22,470	352,832
Korea Investment Holdings Co. Ltd.	1,595	64,743
Korea Real Estate Investment & Trust Co. Ltd.	25,746	34,629
Korea Shipbuilding & Offshore Engineering Co. Ltd.*	2,412	154,590
Korea Zinc Co. Ltd.	646	188,269
Korean Air Lines Co. Ltd.*	4,147	63,266
KT&G Corp.	5,063	309,598
LG Chem Ltd.	1,569	389,842
LG Corp.	3,172	152,890
LG Electronics, Inc.	4,253	167,026
LG Household & Health Care Ltd.	365	334,533
LG Uplus Corp.	7,320	64,439
Lotte Chemical Corp.	992	156,252
LS Corp.	2,520	59,413
Medy-Tox, Inc.	385	61,996
NAVER Corp.	3,858	534,784
NCSoft Corp.	433	230,993
Orion Corp.	974	91,696
Ottogi Corp.	221	86,095
POSCO	2,516	329,256
Samsung Biologics Co. Ltd., 144A*	704	276,569
Samsung C&T Corp.	3,233	236,549
Samsung Card Co. Ltd.	2,600	63,767
Samsung Electronics Co. Ltd.	28,251	1,097,623
Samsung Fire & Marine Insurance Co. Ltd.	655	82,720
Samsung Heavy Industries Co. Ltd.*	21,320	67,824
Samsung SDI Co. Ltd.	738	143,919

A9

AST EMERGING MARKETS EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
South Korea (cont’d.)
Samsung Securities Co. Ltd.	3,344	$80,048
Shinhan Financial Group Co. Ltd.	11,853	276,384
Shinsegae, Inc.	401	71,228
SK Holdings Co. Ltd.	1,577	214,888
SK Hynix, Inc.	4,415	298,749
SK Innovation Co. Ltd.	4,230	300,107
SK Telecom Co. Ltd.	1,310	189,742
S-Oil Corp.	1,881	87,701
Woori Financial Group, Inc.	21,737	135,628
		10,966,444
Spain — 0.1%
AmRest Holdings SE*	27,569	123,290
Sri Lanka — 0.8%
Aitken Spence PLC	31,615	5,154
Ceylon Tobacco Co. PLC	39,116	208,738
Chevron Lubricants Lanka PLC	161,664	45,737
Commercial Bank of Ceylon PLC	399,121	130,594
DFCC Bank PLC	116,700	37,472
Dialog Axiata PLC	2,553,637	115,135
Hatton National Bank PLC	283,443	159,371
Hemas Holdings PLC	328,297	97,681
John Keells Holdings PLC	506,233	311,923
Lanka IOC PLC	345,537	29,450
Lion Brewery Ceylon PLC	32,908	88,993
LOLC Holdings PLC*	14,245	6,877
Melstacorp PLC	769,436	96,572
National Development Bank PLC	160,270	55,701
Nestle Lanka PLC	8,248	43,914
People’s Leasing & Finance PLC	525,113	34,047
Sampath Bank PLC	69,939	44,069
Teejay Lanka PLC	468,591	57,809
		1,569,237
Switzerland — 0.2%
Mediclinic International PLC	141,724	453,264
Taiwan — 4.8%
Advantech Co. Ltd.	8,599	70,825
Airtac International Group	11,251	167,917
ASE Technology Holding Co. Ltd.	26,814	51,750
Bizlink Holding, Inc.	27,268	146,379
Cathay Financial Holding Co. Ltd.	139,611	163,038
Center Laboratories, Inc.	44,847	58,838
Chailease Holding Co. Ltd.	28,840	86,452
Cheng Shin Rubber Industry Co. Ltd.	101,424	103,243
China Airlines Ltd.	396,590	86,789
China Steel Corp.	234,084	146,738
Chunghwa Telecom Co. Ltd.	152,268	540,541
CTBC Financial Holding Co. Ltd.	303,587	179,192
Delta Electronics, Inc.	14,800	58,626
E.Sun Financial Holding Co. Ltd.	155,781	124,899
Eclat Textile Co. Ltd.	19,500	155,586
Eva Airways Corp.	247,472	72,744
Far Eastern New Century Corp.	260,537	194,664
Far EasTone Telecommunications Co. Ltd.	98,000	204,740
Farglory Land Development Co. Ltd.	54,000	67,814
	Shares	Value
Common Stocks (continued)
Taiwan (cont’d.)
Feng TAY Enterprise Co. Ltd.	35,332	$152,112
First Financial Holding Co. Ltd.	135,885	88,004
Formosa Chemicals & Fibre Corp.	95,064	210,582
Formosa Petrochemical Corp.	106,670	286,792
Formosa Plastics Corp.	72,142	178,859
Fubon Financial Holding Co. Ltd.	97,002	120,368
Giant Manufacturing Co. Ltd.	29,661	131,840
Ginko International Co. Ltd.	11,000	49,943
Great Wall Enterprise Co. Ltd.	68,405	83,649
Highwealth Construction Corp.	122,000	162,513
Hiwin Technologies Corp.	13,149	86,566
Hon Hai Precision Industry Co. Ltd.	82,176	189,074
Hota Industrial Manufacturing Co. Ltd.	28,723	72,204
Hotai Motor Co. Ltd.	13,000	211,152
Innolux Corp.	262,200	45,166
Inventec Corp.	77,000	59,353
Largan Precision Co. Ltd.	1,000	124,967
MediaTek, Inc.	10,460	113,182
Mega Financial Holding Co. Ltd.	176,684	165,656
Nan Kang Rubber Tire Co. Ltd.	73,776	95,310
Nan Ya Plastics Corp.	124,893	225,892
PharmaEngine, Inc.	33,116	47,348
Pharmally International Holding Co. Ltd.	9,948	47,925
President Chain Store Corp.	34,648	323,838
Quanta Computer, Inc.	25,319	50,552
Ruentex Development Co. Ltd.	126,798	160,430
Ruentex Industries Ltd.	31,476	72,451
TaiMed Biologics, Inc.*	27,000	60,065
Tainan Spinning Co. Ltd.	279,052	75,267
Taiwan Cement Corp.	127,044	166,138
Taiwan Fertilizer Co. Ltd.	42,000	57,938
Taiwan Glass Industry Corp.	334,319	81,762
Taiwan High Speed Rail Corp.	113,000	106,820
Taiwan Mobile Co. Ltd.	89,200	294,164
Taiwan Semiconductor Manufacturing Co. Ltd.	81,855	741,114
TCI Co. Ltd.	14,936	88,839
Teco Electric and Machinery Co. Ltd.	150,000	119,153
TSRC Corp.	118,629	57,123
TTY Biopharm Co. Ltd.	76,713	157,645
Uni-President Enterprises Corp.	260,728	566,063
United Microelectronics Corp.	172,280	76,850
Yuanta Financial Holding Co. Ltd.	250,090	128,506
		9,013,950
Thailand — 2.5%
Advanced Info Service PCL	47,600	287,696
Airports of Thailand PCL	168,041	257,153
Bangkok Bank PCL	26,800	81,625
Bangkok Dusit Medical Services PCL	440,100	252,230
Bangkok Expressway & Metro PCL	742,515	174,746
Bumrungrad Hospital PCL	28,300	98,320
Central Pattana PCL	140,800	182,620
Central Retail Corp. PCL*	243,858	189,484
Charoen Pokphand Foods PCL	146,100	107,307
CP ALL PCL	119,500	221,405
CPN Retail Growth Leasehold REIT	205,100	148,543

A10

AST EMERGING MARKETS EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Thailand (cont’d.)
Electricity Generating PCL	16,800	$117,779
Gulf Energy Development PCL	46,400	211,750
Hana Microelectronics PCL	274,000	191,069
Home Product Center PCL	375,182	125,751
Indorama Ventures PCL	191,288	123,326
Intouch Holdings PCL	36,700	55,537
IRPC PCL	1,059,800	68,041
Kasikornbank PCL	59,000	165,327
KCE Electronics PCL	166,600	68,781
Minor International PCL	106,700	54,237
PTT Exploration & Production PCL	47,629	96,955
PTT Global Chemical PCL	184,858	169,640
PTT PCL	270,200	250,745
Ratch Group PCL	59,900	103,859
Siam Cement PCL (The)	16,600	162,981
Siam Commercial Bank PCL (The)	78,900	164,752
Siam Global House PCL	268,800	74,367
Supalai PCL	259,600	116,973
Thai Beverage PCL	258,100	109,288
TMB Bank PCL	2,379,000	63,462
Total Access Communication PCL, NVDR	65,100	80,559
Vibhavadi Medical Center PCL(a)	1,518,900	63,777
		4,640,085
Tunisia — 0.5%
Banque de Tunisie	55,282	146,190
Banque Internationale Arabe de Tunisie	3,704	141,765
Banque Nationale Agricole*	18,280	59,054
Carthage Cement*	78,843	30,923
City Cars	14,672	38,769
Ennakl Automobiles	17,341	71,708
One Tech Holding	14,019	58,382
Poulina Group	33,363	149,614
Societe D’Articles Hygieniques SA*	15,105	48,597
Societe Frigorifique et Brasserie de Tunis SA	21,422	137,119
		882,121
Turkey — 1.1%
Akbank T.A.S.*	159,062	134,094
Anadolu Efes Biracilik Ve Malt Sanayii A/S	17,296	44,811
Arcelik A/S*	56,994	116,607
Aselsan Elektronik Sanayi Ve Ticaret A/S	17,268	61,298
BIM Birlesik Magazalar A/S	29,993	227,085
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S, REIT	642,214	112,835
Enerjisa Enerji A/S, 144A	61,604	63,188
Eregli Demir ve Celik Fabrikalari TAS	150,300	170,767
Ford Otomotiv Sanayi A/S	18,138	134,755
KOC Holding A/S	53,289	108,409
MLP Saglik Hizmetleri A/S, 144A*	41,788	82,937
Petkim Petrokimya Holding A/S*	211,271	96,593
Tofas Turk Otomobil Fabrikasi A/S	14,981	37,016
Tupras Turkiye Petrol Rafinerileri A/S*	20,257	230,926
Turk Hava Yollari AO*	78,201	106,641
	Shares	Value
Common Stocks (continued)
Turkey (cont’d.)
Turk Telekomunikasyon A/S*	60,543	$61,342
Turkcell Iletisim Hizmetleri A/S	108,929	202,463
Turkiye Garanti Bankasi A/S*	68,780	84,452
Turkiye Is Bankasi A/S (Class C Stock)*	86,772	61,625
		2,137,844
United Arab Emirates — 1.4%
Abu Dhabi Commercial Bank PJSC	89,217	112,042
Air Arabia PJSC	528,455	136,471
Aldar Properties PJSC	557,033	232,836
Dana Gas PJSC	570,162	87,940
DP World PLC	20,066	300,652
Dubai Financial Market PJSC*	451,700	68,329
Dubai Islamic Bank PJSC	138,450	135,368
Emaar Properties PJSC	456,218	275,078
Emirates Telecommunications Group Co. PJSC	142,087	543,242
First Abu Dhabi Bank PJSC	192,545	505,550
Network International Holdings PLC, 144A*	37,217	180,914
TAQA Morocco SA	929	72,970
		2,651,392
United States — 0.2%
JBS SA	27,767	108,693
Titan Cement International SA*	17,460	197,010
		305,703

Total Common Stocks (cost $210,387,184)		165,518,056

	Units
Participatory Notes† — 1.2%
Egypt — 0.4%
Cleopatra Hospital, expiring 02/01/21*	279,848	81,785
Commercial International Bank Egypt SAE, expiring 11/09/20	68,305	255,037
Eastern Co SAE, expiring 11/09/20	163,271	128,106
Egypt Kuwait Holding Co. SAE, expiring 11/09/20	138,420	129,561
ElSewedy Electric Co., expiring 11/09/20	104,546	52,074
Orascom Investment Holding, expiring 10/05/20*	1,745,300	36,814
Oriental Weavers, expiring 11/09/20	54,839	18,744
Six of October Development & Investment, expiring 08/03/20	151,893	89,843
Talaat Moustafa Group, expiring 11/09/20	239,223	75,840
		867,804
Vietnam — 0.8%
Bank for Foreign Trade of Vietnam JSC, expiring 06/03/20	53,537	140,547
Hoa Phat Group JSC, expiring 02/24/21*	243,059	173,415

A11

AST EMERGING MARKETS EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Units	Value
Participatory Notes† (continued)
Vietnam (cont’d.)
Masan Group Corp., expiring 12/07/20*	42,961	$89,135
PetroVietnam Gas JSC, expiring 06/03/20	35,170	81,607
PetroVietnam Technical Services Corp., expiring 06/22/20	154,670	58,942
Saigon Thuong Tin Commercial JSB, expiring 06/03/20*	229,057	70,801
Vietjet Aviation JSC, expiring 02/24/21	40,761	167,759
Vietnam Dairy Products JSC, expiring 02/17/21	43,091	166,037
Vietnam Electrical Equipment JSC, expiring 01/11/21*	71,940	42,036
Vincom Retail JSC, expiring 02/24/21	67,905	55,061
Vingroup JSC, expiring 08/10/20*	61,868	218,478
Vinhomes JSC , 144A, expiring 01/29/21	74,047	172,443
		1,436,261

Total Participatory Notes (cost $3,240,188)		2,304,065

	Shares
Exchange-Traded Funds — 4.5%
United States
iShares Core MSCI Emerging Markets ETF(a)	195,000	7,891,650
VanEck Vectors Egypt Index ETF	1,500	30,000
VanEck Vectors Vietnam ETF	45,045	470,270
Preferred Stocks — 1.4%
Brazil — 1.1%
Banco Bradesco SA (PRFC)	58,765	236,141
Centrais Eletricas Brasileiras SA (PRFC B)	34,500	175,285
Gerdau SA (PRFC)	59,400	114,316
Itausa - Investimentos Itau SA (PRFC)	82,819	138,667
Lojas Americanas SA (PRFC)	47,747	167,056
Petroleo Brasileiro SA (PRFC), ADR(a)	134,000	722,260
Telefonica Brasil SA (PRFC)	58,641	558,185
		2,111,910
Croatia — 0.1%
Adris Grupa DD (PRFC)	4,583	231,790
Philippines — 0.0%
Ayala Land, Inc. (PRFC)*^	1,180,500	—
Russia — 0.2%
Surgutneftegas PJSC (PRFC)	344,000	164,196
Transneft PJSC (PRFC)	56	104,052
		268,248
South Korea — 0.0%
LG Chem Ltd. (PRFC)	470	56,693

Total Preferred Stocks (cost $3,039,826)		2,668,641

	Units	Value
Rights* — 0.0%
Thailand — 0.0%
CPN Retail Growth Leasehold REIT, expiring 12/31/20	46,278	$—
Vibhavadi Medical Center PCL, expiring 09/30/20	1,518,900	17,498
		17,498
Tunisia — 0.0%
City Cars, expiring 12/01/49^	14,672	10,724
Societe D’Articles Hygieniques SA, expiring 08/06/48	27,813	7,735
		18,459

Total Rights (cost $20,488)		35,957
Warrants* — 0.0%
Thailand
BTS Group Holdings PCL, expiring 12/31/21	57,020	1,008
(cost $0)

Total Long-Term Investments (cost $224,993,082)		178,919,647

	Shares
Short-Term Investments — 5.1%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	306,263	306,263
PGIM Institutional Money Market Fund (cost $9,262,571; includes $9,256,708 of cash collateral for securities on loan)(b)(w)	9,277,757	9,262,913

Total Short-Term Investments (cost $9,568,834)		9,569,176

TOTAL INVESTMENTS—100.9% (cost $234,561,916)		188,488,823

Liabilities in excess of other assets — (0.9)%		(1,768,443)

Net Assets — 100.0%		$186,720,380

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
GDR	Global Depositary Receipt
MSCI	Morgan Stanley Capital International
NVDR	Non-voting Depositary Receipt
PJSC	Public Joint-Stock Company
PRFC	Preference Shares
RTS	Russian Trading System
UTS	Unit Trust Security

A12

AST EMERGING MARKETS EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
*	Non-income producing security.
†	Participatory notes represented 1.2% of net assets, of which the Portfolio attributed 0.4% to Hong Kong & Shanghai Bank and 0.8% to JPMorgan Chase as counterparties to the securities.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $675,374 and 0.4% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $9,018,988; cash collateral of $9,256,708 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A13